Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income And Finance Expense [Abstract]
Schedule of finance income and finance expense

	2019	2018	2017
Interest income	17,882	—	53,570
Net foreign currency exchange gain	1,343,153	1,103,067	1,912,681
Revaluation gain from derivative financial instruments	663,725	1,350,071	3,372,186
Total finance income	2,024,760	2,453,138	5,338,437
Interest expense (incl. Bank charges)	28,628	1,070,177	1,640,394
Net foreign currency exchange loss	1,562,725	1,242,938	2,737,273
Total finance expense	1,591,353	2,313,115	4,377,667
Finance income, net	433,407	140,023	960,770